Organization and Reorganization	6 Months Ended
Jun. 30, 2014
Organization and Reorganization

1. Organization and Reorganization

Organization

GrubHub Inc., a Delaware corporation, and its wholly-owned subsidiaries (collectively referred to as the “Company”) provide an online and mobile platform for restaurant pick-up and delivery orders. Diners enter their location through an online interface and the Company displays the menus and other relevant information for restaurants in its network. Orders may be placed directly online or over the phone at no cost to the diner. The Company charges the restaurant a per order commission that is largely fee based. In February 2014, the Company changed its name to GrubHub Inc. from GrubHub Seamless Inc. Reference to the “Company” throughout the financial statements relates to GrubHub Inc. and its wholly-owned subsidiaries.

Initial Public Offering

On April 4, 2014, the Company completed an initial public offering (the “IPO”) in which it issued and sold 4,000,000 shares of class A common stock at a public offering price of $26.00 per share. The Company received net proceeds of $94.9 million (unaudited) after deducting underwriting discounts and commissions of $6.5 million (unaudited) and other offering expenses of approximately $2.6 million (unaudited). These expenses were recorded against the proceeds received from the IPO.

Certain selling stockholders offered an additional 3,405,614 shares of common stock in the IPO and also granted the underwriters an option to purchase up to 1,110,842 additional shares of common stock. The Company did not receive any proceeds from the sale of the shares sold by the selling stockholders.

Upon the closing of the IPO, all shares of the Company’s then-outstanding convertible Series A Preferred Stock automatically converted into an aggregate of 19,284,113 shares of common stock. Additionally, the put rights for the Company’s redeemable common stock were terminated upon the closing of the IPO.

The Company has invested the funds received in non-interest bearing accounts, short-term and intermediate-term interest-bearing obligations, investment-grade investments, certificates of deposit or direct or guaranteed obligations of the U.S. government.

Reorganization and History

Overview of Reorganization

On August 8, 2013, GrubHub Inc. acquired, through a series of transactions, all of the equity interests of each of Seamless North America, LLC, Seamless Holdings Corporation (“Seamless Holdings”) and GrubHub Holdings Inc. pursuant to that certain Reorganization and Contribution Agreement, dated as of May 19, 2013, by and among GrubHub Inc., Seamless North America, LLC, Seamless Holdings, GrubHub Holdings Inc. and the other parties thereto (the “Reorganization Agreement”). Following this transaction, the Company concluded that Seamless Holdings was deemed the acquirer for financial reporting purposes (Note 3). Accordingly, the acquisition of GrubHub Holdings Inc. has been accounted for as a business combination. The results of operations of GrubHub Holdings Inc. have been included in the Company’s financial statements since August 9, 2013. In February 2014, GrubHub Seamless Inc. was renamed GrubHub Inc.

Prior to the Reorganization

Seamless North America, LLC was originally incorporated in Delaware in December 1999, and was converted to a Delaware limited liability company. Seamless North America was a single member LLC and wholly owned subsidiary of Aramark until June 6, 2011. In June 2011, Aramark sold an approximate 26% interest in Seamless North America, LLC in the form of convertible preferred stock to SLW Investors, LLC (“SLW Investors”), an entity controlled by a private equity firm.

On October 17, 2012, Aramark formed Seamless Holdings, as a wholly owned subsidiary for the purpose of completing a spin-off of its approximate 74% equity interest in Seamless North America, LLC. Prior to the spin-off, Aramark distributed all of the issued and outstanding shares of the common stock of Seamless Holdings to its parent company and sole shareholder, Aramark Intermediate Holdco Corporation (“Aramark Intermediate”). Thereafter, Aramark Intermediate distributed such shares to Aramark Holdings (the ultimate parent company of Aramark), which then distributed all of the shares of Seamless Holdings on a pro rata basis to the Aramark Holdings shareholders as of October 26, 2012, the record date. Each Aramark Holdings shareholder received one share of Seamless Holdings common stock for each share of Aramark Holdings common stock owned as of the record date.

The financial position and results of operations of Seamless Holdings and Seamless North America, LLC have been included in the consolidated financial statements for all periods presented.